Annual Total Returns - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(7.67%)
Annual Return 2015	1.17%
Annual Return 2016	(1.53%)
Annual Return 2017	19.64%
Annual Return 2018	(17.14%)
Annual Return 2019	18.89%
Annual Return 2020	3.34%
Annual Return 2021	14.92%
Annual Return 2022	(7.99%)
Annual Return 2023	19.26%